DUNHAM FUNDS

Dunham Corporate/Government Bond Fund

Class A (DACGX)

Class C (DCCGX)

Class N (DNCGX)

Supplement dated July 1, 2013 to the Prospectus and Summary Prospectus each dated February 22, 2013 (the “Prospectus”).  This Supplement updates and supersedes any contrary information contained in the Prospectus or Summary Prospectus.

Effective July 1, 2013, the Board of Trustees of the Dunham Funds has approved a change in the fulcrum fee payable to Newfleet Asset Management LLC (“Newfleet”), Sub-Adviser to the Dunham Corporate/Government Bond Fund (the “Fund”).

The base Sub-Advisory payable to Newfleet is reduced by 5 bps (0.05%), from 35 bps (0.35%) to 30 bps (0.30%) annually.

Reference is made to the section entitled “Fees and Expenses of the Fund” located on page 9 of the Prospectus and page 1 of the Summary Prospectus.  The table describing the expenses of the Dunham Corporate/Government Bond Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.00%
Other Expenses	0.34%	0.34%	0.34%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.35%	1.85%	1.10%

(1)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies

1

The table under the sub-heading “Example” that describes the costs of investing in shares of the Dunham Corporate/Government Bond Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$581	$858	$1,156	$2,001
Class C	$188	$582	$1,001	$2,169
Class N	$112	$350	$ 606	$1,340

Reference is made to the section of the Prospectus entitled “MANAGEMENT”, sub-heading “INVESTMENT ADVISER” and the first table under this section located on page 117.  The portion of the table describing the fulcrum fee arrangements for the Dunham Corporate/Government Bond Fund is deleted in its entirety and replaced with the following:

Fund:	Current Management Fee Rates	Adviser's Portion	Sub-Adviser's Portion
Dunham Corporate/Government Bond Fund	0.70% – 1.00%	0.50%	0.15% - 0.45%

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information dated February 22, 2013, as subsequently amended, which provide information that you should know about the Dunham Corporate/Government Bond Fund before investing and should be retained for future reference.  These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated July 1, 2013

2

DUNHAM FUNDS

Dunham Emerging Markets Stock Fund

Class A (DAEMX)

Class C (DCEMX)

Class N (DNEMX)

Supplement dated July 1, 2013 to the Prospectus and Summary Prospectus each dated February 22, 2013 (the “Prospectus”).  This Supplement updates and supersedes any contrary information contained in the Prospectus or Summary Prospectus.

Effective July 1, 2013, Bailard, Inc. (“Bailard” or “Sub-Adviser”) replaces Marvin & Palmer Associates, Inc. as Sub-Adviser to the Dunham Emerging Markets Stock Fund.

Reference is made to the section entitled “Fees and Expenses of the Fund” located on page 80 of the Prospectus and page 1 of the Summary Prospectus.  The table describing the expenses of the Dunham Emerging Markets Stock Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.85%	0.85%	0.85%
Acquired Fund Fees and Expenses (2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.26%	3.01%	2.01%

(1)

Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective July 1, 2013.  Actual Sub-Advisory fees may be higher or lower depending on Fund performance.  The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 50 bps (0.50%) and can range from 0.10% to 0.90%, depending on the effect of performance fees.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

1

The table under the sub-heading “Example” that describes the costs of investing in shares of the Dunham Emerging Markets Stock Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$791	$1,241	$1,715	$3,021
Class C	$304	$ 930	$1,582	$3,327
Class N	$204	$ 630	$1,083	$2,338

The information contained in the sections entitled “Sub-Adviser” and “Sub-Adviser Portfolio Manager” on page 84 of the Prospectus and page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Sub-Adviser:  Bailard, Inc.

Sub-Adviser Portfolio Managers:  The Fund’s portfolio is managed by a team consisting of portfolio managers and analysts, assisted by other Bailard professionals.  The portfolio managers on the team who are jointly and primarily responsible for the day-to-day management of the Fund are Anthony R. Craddock, Eric P. Leve, CFA and Peter M. Hill.  Mr. Craddock, a Senior Vice President and member of Bailard’s international equity team, has been associated with Bailard since 1997.  Mr. Leve, who joined Bailard in 1987, currently serves as Executive Vice President and Chief Investment Officer of Bailard and is a senior member of the firm’s international equity team.  Mr. Hill, who joined Bailard in 1985, is Chairman and Chief Executive Officer, and also serves as a member of the Bailard REIT Board of Directors and co-portfolio manager of the Bailard international equity strategy. Mr. Hill also formerly served for 13 years as Bailard’s Chief Investment Officer.

Reference is made to the section of the Prospectus entitled “MANAGEMENT”, sub-heading “INVESTMENT ADVISER” and the first table under this section located on page 117.  The portion of the table describing the fulcrum fee arrangements for the Dunham Emerging Markets Stock Fund is deleted in its entirety and replaced with the following:

Fund:	Current Management Fee Rates	Adviser's Portion	Sub-Adviser's Portion
Dunham Emerging Markets Stock Fund	0.75% – 1.55%	0.65%	0.10% - 0.90%

Reference is made to the section entitled “SUB-ADVISERS AND SUB-ADVISER PORTFOLIO MANAGERS” beginning on page 121 of the Prospectus. The information describing the Sub-Adviser under the heading entitled “Dunham Emerging Markets Stock Fund” on page 132 of the Prospectus is deleted in its entirety and replaced with the following:

Bailard, Inc. (“Bailard”), a California corporation, located at 950 Tower Lane, Suite 1900, Foster City, CA 94404, serves as the Sub-Adviser to the Dunham Emerging Markets Stock Fund.  Bailard offers investment advisory and sub-advisory services to separate account institutional clients, pooled investment vehicles, and high net worth individuals, and had approximately $2.07 billion in assets under management as of April 30, 2013.

2

Stock selection for the Dunham Emerging Markets Stock Fund is made by a team of portfolio managers, Anthony R. Craddock, Eric P. Leve, CFA, and Peter M. Hill, who are share primary responsibility for the day-to-day management of the Dunham Emerging Stock Fund.

Anthony R. Craddock

Senior Vice President

Mr. Craddock, a member of Bailard’s international equity team, joined Bailard in 1997.

Eric P. Leve, CFA

Executive Vice President and Chief Investment Officer

Mr. Leve joined in Bailard in 1987 and currently serves as the firm’s Chief Investment Officer and is a senior member of the firm’s international equity team.

Peter M. Hill

Chairman and Chief Executive Officer

Mr. Hill is a member of the Bailard REIT Board of Directors and co-portfolio manager of the Bailard international equity strategy. Prior to assuming his current position, Mr. Hill was Bailard’s Chief Investment Officer for 13 years.  Mr. Hill joined Bailard in 1985.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information dated February 22, 2013, as subsequently amended, which provide information that you should know about the Dunham Emerging Markets Stock Fund before investing and should be retained for future reference.  These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated July 1, 2013

3

DUNHAM FUNDS

Dunham High-Yield Bond Fund

Class A (DAHYX)

Class C (DCHYX)

Class N (DNHYX)

Supplement dated July 1, 2013 to the Prospectus and Summary Prospectus each dated February 22, 2013 (the “Prospectus”).  This Supplement updates and supersedes any contrary information contained in the Prospectus or Summary Prospectus.

Effective July 1, 2013, the Board of Trustees of the Dunham Funds has approved certain changes with respect to the Dunham High-Yield Bond Fund (the “Fund”).

Sub-Advisory Fees

The base Sub-Advisory payable to PENN Capital Management Co., Inc., Sub-Adviser to the Dunham High-Yield Bond Fund (the “Fund”), is reduced by 10 bps (0.10%), from 50 bps (0.50%) to 40 bps (0.40%) annually, and the performance fee rate is reduced by 10 bps (0.10%), from +/-30 bps (0.30%) to +/-20 bps (0.20%).  The index used to calculate the Sub-Adviser’s performance based fee is changed to the Bank of America Merrill Lynch BB-B U.S. Non-Distressed High-Yield Index, which more closely represents the investment strategy of the Sub-Adviser as discussed in “Principal Investment Strategies” below.

Reference is made to the section entitled “Fees and Expenses of the Fund” located on page 14 of the Prospectus and page 1 of the Summary Prospectus.  The table describing the expenses of the Dunham High-Yield Bond Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	0.00%
Other Expenses	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.39%	1.89%	1.14%

(1)  Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies

The table under the sub-heading “Example” that describes the costs of investing in shares of the Dunham High-Yield Bond Fund is deleted in its entirety and replaced with the following:

1

Class	1 Year	3 Years	5 Years	10 Years
Class A	$585	$870	$1,176	$2,043
Class C	$192	$594	$1,021	$2,212
Class N	$116	$362	$ 628	$1,386

Reference is made to the section of the Prospectus entitled “MANAGEMENT”, sub-heading “INVESTMENT ADVISER” and the first table under this section located on page 117.  The portion of the table describing the fulcrum fee arrangements for the Dunham High-Yield Bond Fund is deleted in its entirety and replaced with the following:

Fund:	Current Management Fee Rates	Adviser's Portion	Sub-Adviser's Portion
Dunham High-Yield Bond Fund	0.80% – 1.40%	0.60%	0.20% - 0.60%

Principal Investment Strategies

Reference is made to the section entitled “Principal Investment Strategies” located on page 15 of the Prospectus and page 2 of the Summary Prospectus and to the section entitled “Principal Investment Strategies, sub-heading Dunham High-Yield Bond Fund located on page 91 of the Prospectus; the first sentence in each location is deleted in its entirety and replaced with the following:

“The Fund’s Sub-Adviser seeks to achieve the Fund’s investment objectives by investing primarily in lower-rated (generally rated BB and B), and unrated, higher-risk corporate bonds of any maturity.”

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information dated February 22, 2013, as subsequently amended, which provide information that you should know about the Dunham High-Yield Bond Fund before investing and should be retained for future reference.  These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated July 1, 2013

2

DUNHAM FUNDS

Dunham Small Cap Value Fund

Class A (DASVX)

Class C (DCSVX)

Class N (DNSVX)

Supplement dated July 1, 2013 to the Prospectus and Summary Prospectus each dated February 22, 2013 (the “Prospectus”).  This Supplement updates and supersedes any contrary information contained in the Prospectus or Summary Prospectus.

Effective July 1, 2013, Piermont Capital Management, LLC (“Piermont” or “Sub-Adviser”) replaces Denver Investment Advisors LLC as Sub-Adviser to the Dunham Small Cap Value Fund.

Reference is made to the section entitled “Fees and Expenses of the Fund” located on page 70 of the Prospectus and page 1 of the Summary Prospectus.  The table describing the expenses of the Dunham Small Cap Value Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the of the original purchase price for purchases of $1 million or more)	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.70%	0.70%	0.70%
Acquired Fund Fees and Expenses (2)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.06%	2.81%	1.81%

(1)

Management Fees have been restated to reflect a new Sub-Advisory agreement that is effective July 1, 2013.  Actual Sub-Advisory fees may be higher or lower depending on Fund performance.  The new Sub-Advisory fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.10% to 0.80%, depending on the effect of performance fees.

(2)

Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

The table under the sub-heading “Example” that describes the costs of investing in shares of the Dunham Small Cap Value Fund is deleted in its entirety and replaced with the following:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$772	$1,184	$1,620	$2,827
Class C	$284	$ 871	$1,484	$3,138
Class N	$184	$ 569	$980	$2,127

The information contained in the sections entitled “Sub-Adviser” and “Sub-Adviser Portfolio Manager” on page 73 of the Prospectus and page 4 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Sub-Adviser:  Piermont Capital Management, LLC

Sub-Adviser Portfolio Managers: John S. Albert, CFA and Kevin A. Finn, CFA share primary responsibility for the day-to-day management of the Fund’s portfolio.  Messrs. Albert and Finn are founding members of the Sub-Adviser and each serves on its Investment Committee.  Mr. Albert and Mr. Finn joined the Sub-Adviser in May 2005 and June 2005, respectively.

Reference is made to the section of the Prospectus entitled “MANAGEMENT”, sub-heading “INVESTMENT ADVISER” and the first table under this section located on page 117.  The portion of the table describing the fulcrum fee arrangements for the Dunham Small Cap Value Fund is deleted in its entirety and replaced with the following:

Fund:	Current Management Fee Rates	Adviser's Portion	Sub-Adviser's Portion
Dunham Small Cap Value Fund	0.75% – 1.45%	0.65%	0.10% - 0.80%

Reference is made to the section entitled “SUB-ADVISERS AND SUB-ADVISER PORTFOLIO MANAGERS” beginning on page 121 of the Prospectus. The information describing the Sub-Adviser under the heading entitled “Dunham Small Cap Value Fund” on page 131 of the Prospectus is deleted in its entirety and replaced with the following:

Piermont Capital Management, LLC (“Piermont”), a Delaware limited liability company located at 530 Maryville Centre Drive, Suite 230, St. Louis, MO 63141, serves as the Sub-Adviser to the Dunham Small Cap Value Fund.  Piermont offers investment advisory and sub-advisory services to pension and profit sharing plans, mutual funds, and other institutional investors, and had approximately $124.8 million in assets under management as of April 30, 2013.

Stock selection for the Dunham Small Cap Value Fund is made by a team of portfolio managers, John S. Albert, CFA and Kevin A. Finn, CFA, who share primary responsibility for the day-to-day management of the Dunham Small Cap Value Fund.

John S. Albert, CFA

Portfolio Manager

John S. Albert is a founding member of Piermont and a member of Piermont’s Investment Committee.  Mr. Albert joined in Piermont in May 2005.

Kevin A. Finn, CFA

Portfolio Manager

Kevin A. Finn is a founding member of Piermont and a member of Piermont’s Investment Committee.  Mr. Finn joined in Piermont in June 2005.

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information dated February 22, 2013, as subsequently amended, which provide information that you should know about the Dunham Small Cap Value Fund before investing and should be retained for future reference.  These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated July 1, 2013